Recent Accounting Pronouncements and Summary of Significant Accounting Policies (Policies)	9 Months Ended
Sep. 30, 2022
Recent Accounting Pronouncements And Summary Of Significant Accounting Policies
Recent Accounting Pronouncements

Recent Accounting Pronouncements

In December 2019, the FASB issued Accounting Standards Update, Simplifying the Accounting for Income Taxes which amends ASC 740 Income Taxes (“ASC 740”). This update is intended to simplify accounting for income taxes by removing certain exceptions to the general principles in ASC 740 and amending existing guidance to improve consistent application of ASC 740. This update is effective for fiscal years beginning after December 15, 2021.  The guidance in this update has various elements, some of which are applied on a prospective basis and others on a retrospective basis with earlier application permitted.  The Company does not expect this update to have a material impact on its consolidated financial statements.

The Company has reviewed all recently issued accounting pronouncements and concluded that they were either not applicable or not expected to have a material impact on its consolidated financial statements.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. To the extent that there are material differences between these estimates and actual results, the Company’s financial condition or results of operations may be affected.

Segment Reporting

Segment Reporting

The Company evaluated segment reporting in accordance with Accounting Standards Codification 280 – Segment Reporting (“ASC 280”) and concluded that ATLIS is comprised of one operating segment. The Company reports segment information based on the operating results regularly reviewed by the chief operating decision maker to make decisions about resource allocation and the performance of the business.

Concentration of Credit Risks

Concentration of Credit Risks

The Company is subject to concentrations of credit risk primarily from cash and cash equivalents.

The Company considers all highly liquid temporary cash investments with an original maturity of three months or less when purchased, to be cash equivalents.

The Company’s cash and cash equivalents accounts are held at a financial institution and are insured by the Federal Deposit Insurance Corporation (“FDIC”) up to $250 thousand. From time-to-time, the Company’s bank balances exceed the FDIC insurance limit. To reduce its risk associated with the failure of such financial institutions, the Company periodically evaluates the credit quality of the financial institution in which it holds deposits.

Advertising

Advertising

The Company began utilizing media networks, including, but not limited to online and social media presence to build awareness for the product and brand. Advertising costs for the three and nine months ended September 30, 2022 were $1.5 million and $5.1 million, respectively. Advertising costs for the three and nine months ended September 30, 2021 were $1.0 million and $2.2 million, respectively.

Income Taxes

Income Taxes

Income taxes are accounted for in accordance with the provisions of ASC 740. Deferred tax assets and liabilities are recognized for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established, when necessary, but no less than quarterly, to reduce deferred tax assets to the amounts expected to be realized.

Long-Lived Assets

Long-Lived Assets

In accordance with ASC 360-10, the Company evaluates long-lived assets for impairment whenever events or changes in circumstances indicate that their net book value may not be recoverable. When such facts and circumstances exist, the Company compares the projected undiscounted future cash flows associated with the related asset or group of assets over their estimated useful lives against their respective carrying amount. Impairment, if any, is based on the excess of the carrying amount over the fair value, based on market value when available, or discounted expected cash flows, of those assets and is recorded in the period in which the determination is made. There were no impairment charges for the three or nine months ended September 30, 2022.

Research and Development Expenses

Research and Development Expenses

Research and development costs are charged to operations when incurred and are included in Operating expenses on the unaudited condensed consolidated statements of operations. The Company recorded $670 thousand and $2.5 million in Research and development expenses for the three and nine month periods ending September 30, 2022, respectively. The Company recorded research and development expenses of $477 thousand and $1.2 million for the three and nine month periods ending September 30, 2021, respectively.

Stock Based Compensation

Stock Based Compensation

The Company accounts for stock-based compensation in accordance with ASC Topic 718, Compensation-Stock Compensation. Under the fair value recognition provisions of this topic, stock based compensation cost is measured at the grant date based on the fair value of the award and is recognized as an expense over the requisite service period, which is the vesting period.

The Company uses the Black-Scholes option-pricing method for valuing stock option awards. Calculating the fair value of stock option awards requires the input of subjective assumptions. Other reasonable assumptions could have a material impact on the Company’s stock based compensation expense and therefore, its operational results.